Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Licensing fee	IP right	Trademarks	Others	Total
	$	$	$	$	$
Intangible assets, net January 1, 2016	35,236	14,574	—	1,047	50,857
Additions	4,774	954	—	292	6,020
Amortization expense	(17,191)	(3,715)	—	(692)	(21,598)
Impairment	(5,568)	—	—	—	(5,568)
Disposal	—	—	—	(38)	(38)
Write-off	—	—	—	(120)	(120)
Exchange differences	632	(226)	—	4	410

Intangible assets, net January 1, 2017	17,883	11,587	—	493	29,963
Additions	11,110	779	—	1,010	12,899
Acquisition of a subsidiary (Note 4)	—	—	10,679	677	11,356
Amortization expense	(12,452)	(3,976)	(534)	(607)	(17,569)
Impairment	(922)	—	—	—	(922)
Disposal	—	—	—	(5)	(5)
Exchange differences	693	858	—	60	1,611

Intangible assets, net December 31, 2017	16,312	9,248	10,145	1,628	37,333

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

	Licensing fee	IP right	Trademarks	Others	Total
	$	$	$	$	$
2018	9,795	4,268	1,068	580	15,711
2019	4,070	4,268	1,068	444	9,850
2020	2,447	712	1,068	287	4,514
2021	—	—	1,068	160	1,228
2022	—	—	1,068	157	1,225
Thereafter	—	—	4,805	—	4,805

	16,312	9,248	10,145	1,628	37,333